CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 19, 2020
Current assets:
Cash	$ 42,683,000	$ 77,094,000		$ 4,864,000
Prepaid expenses	4,147,000	4,147,000		3,976,000
Total current assets	54,379,000	86,074,000		11,630,000
Total Assets	91,072,000	121,197,000		47,057,000
Current liabilities:
Total current liabilities	41,597,000	48,408,000		70,544,000
Total liabilities	45,149,000	52,799,000		74,056,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.10 per share	2,140,000	2,140,000		2,140,000
Shareholders' Deficit:
Ordinary share	29,082,000	28,184,000		20,899,000
Accumulated deficit	(804,993,000)	(781,620,000)		(679,127,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	91,072,000	121,197,000		47,057,000
SPRING VALLEY ACQUISITION CORP
Current assets:
Cash	576,574	985,114		1,906,348
Prepaid expenses	73,390	101,192		237,088
Total current assets	649,964	1,086,306		2,143,436
Investments held in Trust Account	232,344,333	232,320,939		232,301,973
Total Assets	232,994,297	233,407,245		234,445,409
Current liabilities:
Accounts payable	109,931	305,022
Accrued expenses	4,946,034	40,000		49,934
Total current liabilities	5,055,965	345,022		49,934
Derivative warrant liabilities	39,984,000	29,149,000		33,660,000
Deferred underwriting fee payable	8,050,000	8,050,000		8,050,000
Total liabilities	53,089,965	37,544,022		41,759,934
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.10 per share	232,300,000	232,300,000		232,300,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Accumulated deficit	(52,396,243)	(36,437,352)		(39,615,100)
Total shareholders' deficit	(52,395,668)	(36,436,777)	$ (30,904,856)	(39,614,525)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	232,994,297	233,407,245		234,445,409
Class B ordinary share | SPRING VALLEY ACQUISITION CORP
Shareholders' Deficit:
Ordinary share	$ 575	$ 575		$ 575